CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue, Net	$ 0	$ 123,820
Cost of revenue		133,254
Gross profit		(9,434)
Operating expenses:
Sales and Marketing	13,818	57,203
Research & Development	433,743	120,221
General and Administrative	1,286,118	457,680
Total operating expenses	1,733,679	635,104
Operating loss	(1,733,679)	(644,538)
Other income (expense):
Interest expense, net	(15,438)	(28,643)
Other income (expense), net	(753)	266
Total other income (expense)	(16,191)	(28,377)
Loss before income taxes	(1,749,870)	(672,915)
Net loss	(1,749,870)	(672,915)
Net loss attributable to non-controlling interest	(41,043)	(21,931)
Net loss attributable to Virax	(1,708,827)	(650,984)
Other comprehensive income (loss)
Foreign currency adjustment	(965)	3,701
Comprehensive loss	(1,748,905)	(676,616)
Comprehensive income, attributable to non-controlling interests	(78,065)	(30,202)
Comprehensive loss attributable to Virax	$ (1,670,840)	$ (646,414)
Class A
Basic and diluted weighted average shares outstanding
Basic and diluted weighted average shares outstanding	2,550,773	1,581,443
Basic and diluted net loss per share
Basic and diluted net loss per share	$ (0.67)	$ (0.41)
Class B
Basic and diluted weighted average shares outstanding
Basic and diluted weighted average shares outstanding	7,012,487	823,399
Basic and diluted net loss per share
Basic and diluted net loss per share	$ (0.24)	$ (0.79)
ViraxClear and ViraxCare Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue, Net		$ 104,820
Consulting Revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue, Net		$ 19,000